Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets [Abstract]
Schedule of Investment Property and its Related Accumulated Depreciation	The movement of investment properties and their related accumulated depreciation for the years ended December 31, 2021, 2022 and 2023 are as follows:
In thousands of soles	Note	Land	Buildings	Work in progress	Total
Cost
Balance at January 1, 2021		2,505	43,443	20	45,968
Additions		-	28	124	152
Transfers		10,692	30,458	-	41,150
Reclassifications		-	123	(123)	-
Translations adjustments		(9)	(39)	-	(48)
At December 31, 2021		13,188	74,013	21	87,222
Balance at January 1, 2022		13,188	74,013	21	87,222
Additions		-	53	-	53
Disposals		-	(1,409)	-	(1,409)
Reclassifications		-	13,691	-	13,691
At December 31, 2022		13,188	86,348	21	99,557
Balance at January 1, 2023		13,188	86,348	21	99,557
Additions		-	193	-	193
Reclassifications		-	5,711	(21)	5,690
At December 31, 2023		13,188	92,252	-	105,440

Accumulated depreciation
Balance at January 1, 2021		-	(19,895)	-	(19,895)
Depreciation charge		-	(4,316)	-	(4,316)
At December 31, 2021		-	(24,211)	-	(24,211)
Balance at January 1, 2022		-	(24,211)	-	(24,211)
Depreciation		-	(3,971)	-	(3,971)
Disposals		-	4,240	-	4,240
Reclassifications		-	(13,691)	-	(13,691)
At December 31, 2022		-	(37,633)	-	(37,633)
Balance at January 1, 2023		-	(37,633)	-	(37,633)
Depreciation (note 25.iii)	25.iii	-	(3,857)	-	(3,857)
Reclassifications		-	(5,690)	-	(5,690)
At December 31, 2023		-	(47,180)	-	(47,180)
Carrying amounts
At January 1, 2021		2,505	23,548	20	26,073
At December 31, 2021		13,188	49,802	21	63,011
At December 31, 2022		13,188	48,715	21	61,924
At December 31, 2023		13,188	45,072	-	58,260

Schedule of Depreciation of Investment Properties	Depreciation of investment properties is distributed in the consolidated statement profit or loss as follows:
In thousands of soles	Note	2021	2022	2023
Cost of services and goods	25(iii)	2,353	2,007	1,893
Administrative expenses	25(iii)	1,963	1,964	1,964
		4,316	3,971	3,857
(iii)	Investment properties are stated at cost, net of accumulated depreciation and have the following composition:

Schedule of Investment Property, Net	Investment properties are stated at cost, net of accumulated depreciation and have the following composition:
			Year of		Methodology
			Acquisition		Of
			or	Level of	Valuation
In thousands of soles	2022	2023	construction	Hierarchy	2022 / 2023
Investment properties built
“Agustino Plaza” Shopping Center (iii.a)	19,823	18,203	2011	Level 3	Appraisal
Lease office - Surquillo (iii.b)	40,594	38,630	2009	Level 3	Appraisal
Others	1,507	1,427
	61,924	58,260
(iii.a)	The subsidiary Viva Negocio Inmobiliario S.A.C. is owner of “Agustino Plaza” Shopping Center located in the District of El Agustino. The fair value was calculated by an independent appraiser amounted to S/ 62.6 million equivalent to US$ 16.7 million as of December 31, 2023 (S/ 70.8 million equivalent to US$ 18.4 million as of December 31, 2022). This investment property has been leased under an operating lease with third parties. The net carrying amount amounts to S/18.2 million (S/ 19.8 million at December 31, 2022).
(iii.b)	The Company is owner of the property located at Av. Paseo de la Republica 4675, Surquillo, the fair value was calculated by an independent appraiser and amounted to S/ 77.2 million, equivalent to US$ 20.1 million (S/ 73.7 million, equivalent to US$ 19 million in 2022). As of December 31, 2023, the net book balance amounts to S/ 38.6 million (S/ 40.6 as of December 31, 2022). In December 2021, the Management decided to lease the property transferring it from ‘property, plant, and equipment’ to ‘investment property’. The net carrying amount at the closing of the year was S/ 42.6 million).

Schedule of Minimum Ranges, Maximum Ranges	Below are the minimum ranges, maximum ranges and the average of the price per square meter:
	Minimum	Maximum
	range	range	Average
	US$ per M2	US$ per M2	US$ per M2
“Agustino Plaza” Shopping Center	1,000	1,400	1,133
Lease office - Surquillo	2,231	5,000	3,060

Schedule of Sensitivity Analysis of the Evaluation of the Investment Property	The following is a sensitivity analysis of the evaluation of the investment property in relation to changes in the following factors considered relevant to management:
In thousands of soles	2022	2023
3%	130	164
(3%)	(130)	(164)

Schedule of Nominal Amounts of Future Fixed Minimum Rental Income	The nominal amounts of future fixed minimum rental income are as follows (operating leases) of the Corporation’s investment properties:
In thousands of soles	2022	2023
Within 1 year	3,728	2,446
After 1 year but no more than 5 years	28,241	23,420
More than 5 years	33,438	32,075

Schedule of Net Gain from Investment Properties	The net gain from investment properties as of December 31, 2021, 2022 and 2023 consists of the following:
In thousands of soles	2021	2022	2023
Lease income from investment properties	6,806	6,537	14,058

Schedule of Property, Plant and Equipment Accounts and its Related Accumulated Depreciation	The movement of property, plant, and equipment and related accumulated depreciation for the years ended December 31, 2021, 2022 and 2023 are as follows:
In thousands of soles	Land	Buildings	Machinery	Vehicles	Furniture and Fixtures	Other equipment	Replacement and in-transit units	Work in progress	Total
Cost
Balance at January 1, 2021	10,879	133,101	755,838	64,683	52,810	156,111	11,957	20,481	1,205,860
Additions (i)	85	131	15,786	519	661	5,175	2,572	13,262	38,191
Sale of assets (ii)	-	(714)	(126,417)	(2,775)	(392)	(2,266)	-	-	(132,564)
Disposals	-	(2,638)	(15,632)	(925)	(1,078)	(2,781)	-	-	(23,054)
Subsidiary deconsolidation	-	(18,926)	-	(712)	(2,556)	(67,930)	-	-	(90,124)
Reclassifications	9,925	6,317	235,219	159,546	(15,801)	(30,238)	(2,679)	(32,020)	330,269
Transfers	(10,692)	(44,149)	(219)	62	-	-	-	(218)	(55,216)
Translations adjustments	(479)	(556)	(9,526)	(1,276)	(63)	(364)	-	-	(12,264)
At December 31, 2021	9,718	72,566	855,049	219,122	33,581	57,707	11,850	1,505	1,261,098
Balance at January 1, 2022	9,718	72,566	855,049	219,122	33,581	57,707	11,850	1,505	1,261,098
Additions (i)	-	2,442	29,465	370	783	6,933	-	23,162	63,155
Sale of assets (ii)	-	(75)	(32,314)	(7,179)	(513)	(1,249)	(474)	-	(41,804)
Disposals	-	(5,055)	(12,358)	(3,299)	(289)	(2,084)	-	-	(23,085)
Reclassifications	-	-	(845)	-	-	-	-	-	(845)
Transfers	-	(2,875)	(25)	1,147	3,253	(1,188)	-	(84)	228
Translations adjustments	(641)	(8,288)	(9,770)	(2,989)	(2,473)	(782)	404	-	(24,539)
At December 31, 2022	9,077	58,715	829,202	207,172	34,342	59,337	11,780	24,583	1,234,208
Balance at January 1, 2023	9,077	58,715	829,202	207,172	34,342	59,337	11,780	24,583	1,234,208
Additions (i)	-	2,045	25,994	56	637	3,630	23,850	26,022	82,234
Sale of assets (ii)	-	(66)	(26,848)	(6,227)	(2,931)	(3,231)	-	-	(39,303)
Disposals	-	(1,206)	(23,266)	(398)	(562)	(5,909)	(3)	(48)	(31,392)
Reclassifications	-	1,125	(2,696)	414	(3,046)	5,115	(3,518)	(637)	(3,243)
Transfers	-	-	-	-	-	-	-	(143)	(143)
Translations adjustments	33	1,090	(952)	1,310	3	177	17	-	1,678
At December 31, 2023	9,110	61,703	801,434	202,327	28,443	59,119	32,126	49,777	1,244,039

In thousands of soles	Land	Buildings	Machinery	Vehicles	Furniture and Fixtures	Other equipment	Replacement and in-transit units	Work in progress	Total
Accumulated depreciation and impairment
Balance at January 1, 2021	(273)	(51,901)	(498,601)	(47,959)	(44,873)	(140,635)	(11)	(16,138)	(800,391)
Depreciation charge	-	(5,455)	(49,753)	(4,561)	(1,335)	(9,676)	-	-	(70,780)
Sale of assets (ii)	-	704	122,056	1,632	361	2,127	-	-	126,880
Disposals	-	1,991	15,022	814	951	2,759	-	-	21,537
Subsidiary deconsolidation	-	15,508	-	698	2,357	63,626	-	-	82,189
Reclassifications	273	(12,832)	(221,775)	(158,628)	15,799	30,722	34	16,138	(330,269)
Transfers	-	13,691	339	(48)	-	-	-	-	13,982
Impairment loss (iii)	-	-	(8,055)	-	-	-	(33)	-	(8,088)
Translations adjustments	-	(99)	6,468	748	10	(115)	-	-	7,012
At December 31, 2021	-	(38,393)	(634,299)	(207,304)	(26,730)	(51,192)	(10)	-	(957,928)
Balance at January 1, 2022	-	(38,393)	(634,299)	(207,304)	(26,730)	(51,192)	(10)	-	(957,928)
Depreciation charge	-	(4,294)	(39,837)	(2,417)	(1,067)	(4,693)	-	-	(52,308)
Sale of assets (ii)	-	75	26,241	6,013	484	1,222	384	-	34,419
Disposals	-	2,756	12,219	3,268	276	1,780	89	-	20,388
Reclassifications	-	(438)	845	-	217	221	-	-	845
Transfers	-	(691)	(1,103)	(36)	(1,255)	633	-	-	(2,452)
Impairment loss (iii)	-	(6,515)	(1,916)	-	(2,357)	-	(69)	-	(10,857)
Translations adjustments	-	6,922	6,521	1,977	2,465	669	(404)	-	18,150
At December 31, 2022	-	(40,578)	(631,329)	(198,499)	(27,967)	(51,360)	(10)	-	(949,743)
Balance at January 1, 2023	-	(40,578)	(631,329)	(198,499)	(27,967)	(51,360)	(10)	-	(949,743)
Depreciation charge	-	(3,375)	(44,095)	(1,968)	(986)	(3,911)	-	-	(54,335)
Sale of assets (ii)	-	66	23,418	4,982	2,925	3,207	-	-	34,598
Disposals	-	1,104	22,862	353	461	4,786	-	-	29,566
Reclassifications	-	471	955	1,456	2,415	(2,064)	10	-	3,243
Translations adjustments	-	(31)	1,058	(985)	2	(179)	(68)	-	(203)
At December 31, 2023	-	(42,343)	(627,131)	(194,661)	(23,150)	(49,521)	(68)	-	(936,874)
Carrying amounts
At January 1, 2021	10,606	81,200	257,237	16,724	7,937	15,476	11,946	4,343	405,469
At December 31, 2021	9,718	34,173	220,750	11,818	6,851	6,515	11,840	1,505	303,170
At December 31, 2022	9,077	18,137	197,873	8,673	6,375	7,977	11,770	24,583	284,465
At December 31, 2023	9,110	19,360	174,303	7,666	5,293	9,598	32,058	49,777	307,165

(i)	As of December 31, 2023, additions to property, plant and equipment correspond mainly to the energy segment, for machinery, replacement units, works in progress, other equipment, and furniture and fixtures for a total of S/ 66 million. Likewise, additions in the engineering and construction segment, for other equipment, machinery, furniture and fixtures, vehicles and buildings for S/ 14.5 million; and additions in the infrastructure and real estate segment for S/ 1.8 million (As of December 31, 2022, additions to property, plant, and equipment correspond mainly to additions to equipment and work in progress related to well operations for S/ 49.9 million, in the Energy sector; additions to various machinery and equipment for S/ 8 million, in the Engineer and Construction sector; and additions to various equipment and machinery for S/ 3.4 million, in the real estate segment).
(ii)	During 2023, asset sales were recorded, with disposal costs mainly in machinery and vehicles for S/ 4.7 million in the Engineering and Construction segment (in 2022, S/ 6.6 million, in the Engineering and Construction segment and sales in machinery and vehicles for S/ 0.6 million, in the Infrastructure segment).
(iii)	In 2022, it corresponds mainly to assets of projects belonging to the Engineering and Construction segment, which came to an end and were recognized as impairment; these comprise improvements and installations for S/ 6.5 million, furniture and fixtures for S/ 2.4 million and machinery for S/ 1.9 million. This was recorded in the consolidated statement of income under “Other income and expenses” and “Cost of Sales and Services”.

Schedule of Consolidated Statement of Profit or Loss	Depreciation of fixed assets is distributed in the consolidated statement of profit or loss as follows:
In thousands of soles	Note	2021	2022	2023
Cost of sales and services	25(iii)	58,434	47,195	51,964
Administrative expenses	25(iii)	6,406	5,113	2,371
Depreciation discontinued operations		5,940	-	-
		70,780	52,308	54,335

Schedule of Net Carrying Amount of Acquired Under Finance Lease Agreements	The net carrying amount of machinery and equipment, vehicles, and furniture and fixtures acquired under finance lease agreements is broken down as follows:
In thousands of soles	2021	2022	2023
Cost of acquisition	64,640	64,710	64,710
Accumulated depreciation	(53,321)	(54,097)	(64,710)
Net carrying amount	11,319	10,613	-

Schedule of Corporation Recognized Right-of-Use Assets and Liabilities	As of December 31, 2021, 2022 and 2023, the Corporation recognized right-of-use assets and liabilities as shown in the following table:
In thousands of soles	Buildings	Machinery and equipment	Vehicles	Total
Cost
Balance at January 1, 2021	75,849	19,344	14,324	109,517
Additions	8,260	317	5,354	13,931
Deconsolidation	(21,117)	-	(3,050)	(24,167)
Disposals	(364)	-	-	(364)
Reclassifications	(589)	10	546	(33)
Translations adjustments	(443)	-	(50)	(493)
At December 31, 2021	61,596	19,671	17,124	98,391
Balance at January 1, 2022	61,596	19,671	17,124	98,391
Additions	6,295	6,344	8,928	21,567
Reclassifications	(188)	443	(478)	(223)
Translations adjustments	(240)	-	-	(240)
At December 31, 2022	67,463	26,458	25,574	119,495
Balance at January 1, 2023	67,463	26,458	25,574	119,495
Additions	910	2,839	43	3,792
Reclassifications	(1,511)	(1,183)	(197)	(2,891)
Translations adjustments	130	50	-	180
At December 31, 2023	66,992	28,164	25,420	120,576
Accumulated depreciation
Balance at January 1, 2021	(24,980)	(12,604)	(7,415)	(44,999)
Depreciation charge	(12,589)	(5,355)	(5,755)	(23,699)
Deconsolidation	14,701	-	2,834	17,535
Disposals	364	-	-	364
Reclassifications	588	1,346	(1,901)	33
Translations adjustments	92	-	-	92
At December 31, 2021	(21,824)	(16,613)	(12,237)	(50,674)
Balance at January 1, 2022	(21,824)	(16,613)	(12,237)	(50,674)
Depreciation charge	(9,672)	(4,169)	(4,868)	(18,709)
Reclassifications	(68)	(59)	94	(33)
Translations adjustments	128	-	-	128
At December 31, 2022	(31,436)	(20,841)	(17,011)	(69,288)
Balance at January 1, 2023	(31,436)	(20,841)	(17,011)	(69,288)
Depreciation charge	(8,841)	(4,914)	(4,079)	(17,834)
Reclassifications	1,291	1,404	185	2,880
Translations adjustments	(37)	(2)	-	(39)
At December 31, 2023	(39,023)	(24,353)	(20,905)	(84,281)
Carrying amounts
At January 1, 2021	50,869	6,740	6,909	64,518
At December 31, 2021	39,772	3,058	4,887	47,717
At December 31, 2022	36,027	5,617	8,563	50,207
At December 31, 2023	27,969	3,811	4,515	36,295

Schedule of Depreciation Expenses for Right-of-Use Assets	Depreciation expenses for right-of-use assets have been distributed in the following items of the consolidated statement of profit or loss:
In thousands of soles	Note	2021	2022	2023
Cost of sales and services	25(iii)	9,498	8,809	9,082
Administrative expenses	25(iii)	8,834	9,900	8,752
Depreciation discontinued operations		5,367	-	-
		23,699	18,709	17,834

Schedule of Investment Property and its Related Accumulated Depreciation	For the years ended December 31, total depreciation is composed as follows:
In thousands of soles	Note	2021	2022	2023
Depreciation of property, plant and equipment	15.B	70,780	52,308	54,335
Depreciation related to right-of-use assets	15.C	23,699	18,709	17,834
Depreciation related to investment property	15.A	4,316	3,971	3,857
Sub total Continuous operations		98,795	74,988	76,026
(-) Depreciation discontinued operations		(11,307)	-	-
	25	87,488	74,988	76,026